American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Mid Cap Value ETF (AVMV)
November 30, 2025

Avantis U.S. Mid Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.8%
ATI, Inc.(1)	16,535	1,666,728
BWX Technologies, Inc.	5,415	968,635
Carpenter Technology Corp.	5,120	1,630,925
Textron, Inc.	15,486	1,287,816
		5,554,104
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	1	159
Expeditors International of Washington, Inc.	14,806	2,175,001
		2,175,160
Automobile Components — 1.5%
Aptiv PLC(1)	23,840	1,848,792
Autoliv, Inc.	8,224	970,350
BorgWarner, Inc.	30,902	1,330,640
Lear Corp.	4,949	531,325
		4,681,107
Automobiles — 0.8%
Ford Motor Co.	197,032	2,616,585
Thor Industries, Inc.	221	23,342
		2,639,927
Banks — 4.5%
Bank OZK	4,487	206,492
BOK Financial Corp.	2,253	253,733
Columbia Banking System, Inc.	4,591	127,263
Comerica, Inc.	15,927	1,280,212
Commerce Bancshares, Inc.	11,834	637,971
Cullen/Frost Bankers, Inc.	4,944	611,672
East West Bancorp, Inc.	14,514	1,548,644
Fifth Third Bancorp	55,717	2,421,461
First Citizens BancShares, Inc., Class A	733	1,376,493
Huntington Bancshares, Inc.	125,507	2,045,764
KeyCorp	26	478
Popular, Inc.	7,290	836,236
Regions Financial Corp.	631	16,059
Western Alliance Bancorp	10,846	884,274
Wintrust Financial Corp.	6,817	913,614
Zions Bancorp NA	16,562	881,595
		14,041,961
Beverages — 1.4%
Brown-Forman Corp., Class A	2,675	76,264
Brown-Forman Corp., Class B	12,951	375,320
Celsius Holdings, Inc.(1)	15,235	623,721
Coca-Cola Consolidated, Inc.	5,731	933,867
Constellation Brands, Inc., Class A	12,911	1,760,802
Molson Coors Beverage Co., Class B	13,003	604,770
National Beverage Corp.(1)	5	170
		4,374,914
Biotechnology — 2.2%
Biogen, Inc.(1)	13,258	2,414,149
Exelixis, Inc.(1)	23,133	1,021,785

Incyte Corp.(1)	11,941	1,247,357
United Therapeutics Corp.(1)	4,885	2,374,110
		7,057,401
Broadline Retail — 0.1%
Coupang, Inc.(1)	4	113
Dillard's, Inc., Class A	422	282,765
		282,878
Building Products — 2.1%
A.O. Smith Corp.	13,240	873,575
Advanced Drainage Systems, Inc.	9,437	1,438,010
Armstrong World Industries, Inc.	3,905	740,935
Lennox International, Inc.	2,967	1,480,147
Owens Corning	11,505	1,302,826
Simpson Manufacturing Co., Inc.	3,951	661,319
		6,496,812
Capital Markets — 6.0%
Ameriprise Financial, Inc.	8,504	3,875,613
Carlyle Group, Inc.	13,756	750,115
Evercore, Inc., Class A	2,033	650,703
LPL Financial Holdings, Inc.	6,423	2,286,845
MarketAxess Holdings, Inc.	1,136	186,179
Northern Trust Corp.	17,415	2,287,286
Raymond James Financial, Inc.	14,437	2,259,968
SEI Investments Co.	8,327	673,321
State Street Corp.	24,613	2,929,439
Stifel Financial Corp.	8,037	980,514
T. Rowe Price Group, Inc.	17,466	1,788,169
		18,668,152
Chemicals — 2.0%
CF Industries Holdings, Inc.	14,831	1,167,200
Dow, Inc.	61,727	1,472,189
Eastman Chemical Co.	5,503	341,626
LyondellBasell Industries NV, Class A	22,352	1,095,024
Mosaic Co.	40,797	999,119
NewMarket Corp.	948	723,826
Olin Corp.	6	127
PPG Industries, Inc.	2,267	226,791
RPM International, Inc.	1,520	163,020
		6,188,922
Construction and Engineering — 2.7%
Comfort Systems USA, Inc.	3,541	3,459,345
Dycom Industries, Inc.(1)	3,575	1,292,470
EMCOR Group, Inc.	4,803	2,954,181
Sterling Infrastructure, Inc.(1)	292	100,538
Valmont Industries, Inc.	1,774	732,609
		8,539,143
Construction Materials — 0.2%
Eagle Materials, Inc.	2,806	627,758
Consumer Finance — 1.6%
Ally Financial, Inc.	28,074	1,159,456
OneMain Holdings, Inc.	12,126	752,176
Synchrony Financial	39,015	3,018,200
		4,929,832
Consumer Staples Distribution & Retail — 4.7%
BJ's Wholesale Club Holdings, Inc.(1)	10,230	912,823

Casey's General Stores, Inc.	5,049	2,880,253
Dollar General Corp.	20,335	2,226,479
Dollar Tree, Inc.(1)	18,994	2,104,725
Kroger Co.	44,261	2,977,880
Sprouts Farmers Market, Inc.(1)	7,762	650,533
Target Corp.	32,121	2,910,805
		14,663,498
Containers and Packaging — 0.9%
International Paper Co.	29,486	1,164,107
Packaging Corp. of America	8,049	1,642,560
		2,806,667
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.(1)	11,510	436,459
Electrical Equipment — 0.4%
Nextpower, Inc., Class A(1)	14,032	1,285,612
Electronic Equipment, Instruments and Components — 1.6%
Arrow Electronics, Inc.(1)	759	81,980
Flex Ltd.(1)	42,617	2,519,091
Jabil, Inc.	12,040	2,536,948
TD SYNNEX Corp.	1	152
		5,138,171
Energy Equipment and Services — 3.0%
Baker Hughes Co.	79,708	4,001,342
Halliburton Co.	94,980	2,490,376
Patterson-UTI Energy, Inc.	4	23
SLB Ltd.	10,927	395,995
TechnipFMC PLC	57,196	2,588,691
Valaris Ltd.(1)	8	451
Weatherford International PLC	3	224
		9,477,102
Financial Services — 1.1%
Corebridge Financial, Inc.	20,320	610,006
Enact Holdings, Inc.	2,741	106,104
Equitable Holdings, Inc.	26,489	1,236,771
Essent Group Ltd.	10,848	680,821
Jack Henry & Associates, Inc.	30	5,234
MGIC Investment Corp.	27,250	772,538
		3,411,474
Food Products — 2.2%
Archer-Daniels-Midland Co.	43,023	2,613,217
Bunge Global SA	2,668	256,315
Hershey Co.	12,033	2,263,166
Ingredion, Inc.	8,965	964,096
Lamb Weston Holdings, Inc.	12,653	747,286
Pilgrim's Pride Corp.	4,368	166,159
		7,010,239
Ground Transportation — 2.4%
JB Hunt Transport Services, Inc.	8,561	1,489,272
Lyft, Inc., Class A(1)	52,362	1,101,173
Old Dominion Freight Line, Inc.	17,014	2,301,824
Ryder System, Inc.	5,337	924,422
Saia, Inc.(1)	3,082	867,768
U-Haul Holding Co.(1)	1,237	65,128
U-Haul Holding Co.	13,240	636,976
		7,386,563

Health Care Equipment and Supplies — 1.6%
Align Technology, Inc.(1)	2,001	294,527
Baxter International, Inc.	14,011	262,566
Dexcom, Inc.(1)	4,218	267,716
Globus Medical, Inc., Class A(1)	43	3,915
IDEXX Laboratories, Inc.(1)	4,476	3,369,891
Masimo Corp.(1)	4,967	707,450
		4,906,065
Health Care Providers and Services — 1.3%
Centene Corp.(1)	44,668	1,757,239
Encompass Health Corp.	7,828	909,770
Universal Health Services, Inc., Class B	5,832	1,420,850
		4,087,859
Hotels, Restaurants and Leisure — 4.1%
Boyd Gaming Corp.	7,643	636,662
Carnival Corp.(1)	111,974	2,886,690
Chipotle Mexican Grill, Inc.(1)	76,998	2,657,971
Darden Restaurants, Inc.	9,923	1,781,972
Las Vegas Sands Corp.	34,658	2,362,289
Norwegian Cruise Line Holdings Ltd.(1)	67,133	1,239,275
Texas Roadhouse, Inc.	7,391	1,295,273
		12,860,132
Household Durables — 3.8%
DR Horton, Inc.	18,139	2,884,282
Lennar Corp., B Shares	1,128	139,410
Lennar Corp., Class A	19,510	2,561,663
Meritage Homes Corp.	1	73
Mohawk Industries, Inc.(1)	6,064	702,818
NVR, Inc.(1)	260	1,951,895
PulteGroup, Inc.	20,339	2,586,917
Toll Brothers, Inc.	6,953	972,238
		11,799,296
Independent Power and Renewable Electricity Producers — 0.7%
Clearway Energy, Inc., Class C	227	8,313
Talen Energy Corp.(1)	5,805	2,288,737
		2,297,050
Insurance — 9.8%
American Financial Group, Inc.	7,730	1,064,576
American International Group, Inc.	33,383	2,542,449
Arch Capital Group Ltd.(1)	28,150	2,643,848
Axis Capital Holdings Ltd.	9,951	1,017,390
CNA Financial Corp.	992	46,376
Fidelity National Financial, Inc.	7,165	425,816
Globe Life, Inc.	9,387	1,264,710
Hartford Insurance Group, Inc.	31,201	4,275,473
Kinsale Capital Group, Inc.	1,532	589,667
Loews Corp.	15,601	1,682,880
Markel Group, Inc.(1)	1,052	2,188,623
Old Republic International Corp.	25,906	1,194,267
Primerica, Inc.	4,074	1,048,322
Principal Financial Group, Inc.	20,064	1,701,828
Prudential Financial, Inc.	30,236	3,273,047
Reinsurance Group of America, Inc.	5,311	1,008,399
RenaissanceRe Holdings Ltd.	3,686	962,673

Unum Group	16,705	1,269,079
W.R. Berkley Corp.	32,137	2,496,723
		30,696,146
IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	26,397	2,051,311
Kyndryl Holdings, Inc.(1)	19,051	492,087
		2,543,398
Leisure Products — 0.2%
Brunswick Corp.	1	66
Mattel, Inc.(1)	30,565	645,533
		645,599
Life Sciences Tools and Services — 0.6%
Illumina, Inc.(1)	4,483	589,290
West Pharmaceutical Services, Inc.	4,160	1,153,360
		1,742,650
Machinery — 2.3%
AGCO Corp.	7,510	795,760
Donaldson Co., Inc.	14,386	1,293,301
Graco, Inc.	954	78,648
Lincoln Electric Holdings, Inc.	4,792	1,147,349
Mueller Industries, Inc.	12,514	1,374,913
Snap-on, Inc.	5,350	1,819,267
Timken Co.	820	66,740
Toro Co.	9,184	640,492
		7,216,470
Media — 0.9%
Fox Corp., Class A	20,242	1,325,851
Fox Corp., Class B	15,013	874,657
New York Times Co., Class A	8,808	568,116
Paramount Skydance Corp., Class B	6,076	97,338
		2,865,962
Metals and Mining — 2.1%
Coeur Mining, Inc.(1)	55,555	959,435
Commercial Metals Co.	14,654	934,632
Nucor Corp.	21,727	3,465,239
Reliance, Inc.	4,893	1,366,713
		6,726,019
Oil, Gas and Consumable Fuels — 9.9%
Antero Midstream Corp.	44,080	793,881
Antero Resources Corp.(1)	10,591	385,830
APA Corp.	42,845	1,069,840
Cheniere Energy, Inc.	10,102	2,105,863
Civitas Resources, Inc.	4	118
Coterra Energy, Inc.	76,770	2,060,507
Devon Energy Corp.	66,369	2,459,635
Diamondback Energy, Inc.	8,404	1,282,366
EQT Corp.	63,739	3,879,156
Expand Energy Corp.	19,354	2,359,833
Hess Midstream LP, Class A	11,798	397,357
HF Sinclair Corp.	11,734	620,846
Matador Resources Co.	198	8,395
Occidental Petroleum Corp.	83,625	3,512,250
ONEOK, Inc.	44,967	3,274,497
Ovintiv, Inc.	33,299	1,363,927
Permian Resources Corp.	80,843	1,171,415

Range Resources Corp.	27,408	1,082,342
SM Energy Co.	6	114
Targa Resources Corp.	19,053	3,340,181
		31,168,353
Passenger Airlines — 3.3%
Delta Air Lines, Inc.	72,823	4,667,954
Southwest Airlines Co.	59,785	2,081,116
United Airlines Holdings, Inc.(1)	34,692	3,537,196
		10,286,266
Personal Care Products — 0.5%
Estee Lauder Cos., Inc., Class A	18,055	1,698,434
Pharmaceuticals — 1.2%
Elanco Animal Health, Inc.(1)(2)	45,666	1,062,648
Jazz Pharmaceuticals PLC(1)	7,162	1,264,308
Viatris, Inc.	134,033	1,432,812
		3,759,768
Professional Services — 0.3%
Clarivate PLC(1)	40	150
Paycom Software, Inc.	5,715	921,087
Paylocity Holding Corp.(1)	1	147
		921,384
Real Estate Management and Development — 0.2%
Jones Lang LaSalle, Inc.(1)	2,050	667,665
Semiconductors and Semiconductor Equipment — 2.3%
Amkor Technology, Inc.	12,201	443,994
Cirrus Logic, Inc.(1)	2,858	343,932
ON Semiconductor Corp.(1)	35,786	1,797,888
Skyworks Solutions, Inc.	15,798	1,041,878
Teradyne, Inc.	19,585	3,562,316
		7,190,008
Software — 0.6%
InterDigital, Inc.	2,214	792,059
Manhattan Associates, Inc.(1)	5,715	1,008,412
Pegasystems, Inc.	3,085	168,965
		1,969,436
Specialized REITs — 0.1%
Millrose Properties, Inc.	7,548	229,912
Specialty Retail — 5.2%
Best Buy Co., Inc.	18,414	1,459,862
Burlington Stores, Inc.(1)	6,408	1,616,290
Dick's Sporting Goods, Inc.	6,668	1,377,409
Five Below, Inc.(1)	6,987	1,152,086
Floor & Decor Holdings, Inc., Class A(1)	724	46,061
Gap, Inc.	34,905	944,878
Lithia Motors, Inc.	1,899	605,477
Murphy USA, Inc.	2,007	772,836
Tractor Supply Co.	47,364	2,594,600
Ulta Beauty, Inc.(1)	5,666	3,053,011
Urban Outfitters, Inc.(1)	7,384	546,933
Williams-Sonoma, Inc.	11,230	2,021,512
		16,190,955
Textiles, Apparel and Luxury Goods — 2.2%
Deckers Outdoor Corp.(1)	15,022	1,322,387
Lululemon Athletica, Inc.(1)	12,258	2,257,678
Ralph Lauren Corp.	4,865	1,787,060

Tapestry, Inc.	11,102	1,213,227
VF Corp.	11,077	193,848
		6,774,200
Trading Companies and Distributors — 1.8%
Air Lease Corp.	11,251	719,276
Applied Industrial Technologies, Inc.	2,629	680,438
Fastenal Co.	728	29,411
FTAI Aviation Ltd.	8,505	1,473,406
WESCO International, Inc.	3,372	901,707
WW Grainger, Inc.	2,058	1,952,281
		5,756,519
TOTAL COMMON STOCKS (Cost $281,860,983)		312,873,402
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $206,459)	206,459	206,459
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $282,067,442)		313,079,861
OTHER ASSETS AND LIABILITIES — 0.1%		277,648
TOTAL NET ASSETS — 100.0%		$313,357,509

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $618,493. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $631,948, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.